Consolidated statement of cash flows - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit before tax from continuing operations	₽ 18,184	₽ 20,616	₽ 14,365
Loss before tax from discontinued operations			(2,509)
Profit before tax	18,184	20,616	11,856
Adjustments to reconcile profit before tax to net cash flows generated from operating activities
Depreciation and amortization	1,085	1,130	1,266
Foreign exchange loss/(gain), net	650	29	224
Interest income, net	(6,368)	(3,040)	(2,693)
Credit loss expense	2,381	336	870
Share of (gain) / loss of an associate and a joint venture	39	(306)	(663)
Loss from sale of Sovest loans' portfolio			712
Share-based payments	86	8	43
Gain on disposal of an associate		(8,177)
Impairment of non-current assets	47	24	134
Loss from initial recognition			27
Other	(140)	(100)	1
Changes in operating assets and liabilities:
Decrease/(Increase) in trade and other receivables	(5,636)	394	(854)
Increase in other assets	(1,620)	(175)	(308)
(Decrease)/Increase in customer accounts and amounts due to banks	2,018	(4,670)	(10,240)
(Decrease)/Increase in accounts payable and accruals	4,251	(6,228)	1,242
Increase in other liabilities	871	1,491
Decrease/(Increase) in loans issued as operating activity	(3,804)	(5,720)	4,023
Cash flows generated from operations	12,044	(4,388)	5,640
Interest received	7,192	3,538	3,391
Interest paid	(507)	(559)	(508)
Income tax paid	(3,838)	(3,101)	(2,421)
Net cash flow generated from/(used in)operating activities	14,891	(4,510)	6,102
Investing activities
Proceeds from sale of an associate	4,855	4,947
Cash paid as investments in associates	(660)
Cash received upon /(used in) business combination	1,012	(501)	(141)
Purchase of property and equipment	(232)	(302)	(260)
Purchase of intangible assets	(234)	(213)	(176)
Proceeds from sale of fixed and intangible assets	7	11	124
Loans issued	(29)	(25)	(16)
Repayment of loans issued	32	162	51
Purchase of debt securities	(5,938)	(10,584)	(4,444)
Proceeds from sale and redemption of debt securities	2,391	3,737	3,230
Dividends received from an associate		532	153
Net cash used in investing activities	1,204	(2,236)	(1,479)
Financing activities
Proceeds/(repayment) from/(of) debt	(810)	(1,854)	4,921
Payment of principal portion of lease liabilities	(233)	(274)	(301)
Dividends paid to owners of the Group		(5,211)	(4,804)
Dividends paid to non-controlling shareholders	(173)	(78)	(74)
Other			(29)
Net cash used in financing activities	(1,216)	(7,417)	(287)
Effect of exchange rate changes on cash and cash equivalents	(450)	(186)	945
Net increase/(decrease) in cash and cash equivalents	14,429	(14,349)	5,281
Cash and cash equivalents at the beginning of year	33,033	47,382	42,101
Cash and cash equivalents at the end of year	₽ 47,462	₽ 33,033	₽ 47,382